Long-Term Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Long-term Investments
Held-to-maturity investments, amortized cost basis (net off expected credit losses)	$ 840	$ 815
Interest earned on investments	990	797
Held-to-maturity investments, net carrying amount	$ 1,830	$ 1,612